Revenue - Summary of Revenue by Contract Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of revenue by contract type [line items]
Revenue	$ 912,643	$ 928,258	$ 809,120
Full-time-equivalent [member]
Disclosure of revenue by contract type [line items]
Revenue	592,868	615,765	522,436
Transaction [member]
Disclosure of revenue by contract type [line items]
Revenue	133,423	144,637	137,219
Subscription [member]
Disclosure of revenue by contract type [line items]
Revenue	98,176	83,135	66,542
Fixed price [member]
Disclosure of revenue by contract type [line items]
Revenue	42,371	43,518	42,512
Others [member]
Disclosure of revenue by contract type [line items]
Revenue	$ 45,805	$ 41,203	$ 40,411